TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Tax loss carry-forwards	$ 5,221	$ 5,377
Allowances for doubtful accounts and accruals for employee benefits	84	95
Intangible assets	96	103
Depreciation, accruals for interest and other	732	721
Deferred tax asset before valuation allowance	6,133	6,296
Goodwill	(888)	(674)
Valuation allowance	(5,299)	(5,651)
Deferred tax liability, net	$ (54)	$ (29)